Other operating income, net (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other operating income net
	2020	2019	2018
Commercial partnerships(1)	24,367	40,816	53,671
Merchandising(2)	29,672	44,396	52,092
Loyalty program(3)	145	12,943	25,682
Ultracargo – fire accident in Santos(4)	-	(3,733)	(4,951)
Fine for unrealized acquisition(5)	-	-	(286,160)
Extraordinary tax credits(6)	292,977	144,949	208,038
Conduct adjustment commitment – Tequimar(7)	-	(65,539)	-
Provision for decarbonization obligation(8)	(124,287)	-	-
Others	(1,480)	5,793	9,161
Other operating income, net	221,394	179,625	57,533

(1)	Refers to contracts with service providers and suppliers, which establish trade agreements for convenience stores and gas stations.
(2)	Refers to contracts with suppliers of convenience stores, which establish, among other agreements, promotional campaigns.
(3)	Refers to sales of “Km de Vantagens” to partners of the loyalty program. Revenue is recognized at the time that the partners transfer the points to their customers.
(4)	For more information about the fire accident in Ultracargo, see Note 22.b.2.4.
(5)	Refers to a contractual fine paid in 2018 by Cia. Ultragaz in favor of Petrobras due to the non-closing of the acquisition of Liquigás Distribuidora S.A (“Liquigás”) transaction rejected by the CADE.
(6)	Refers substantially to Oxiteno S.A., Ipiranga, Oleoquímica, EMCA, Tequimar, Ultracargo and Tropical PIS and COFINS credits (see Note 7.a.2), and 2019 substantially to Extrafarma, Ipiranga and Iconic credits.
(7)	For more information, see Note 22.b.2.4.
(8)	Refers to the obligation adopted by the Brazilian National Biofuels Policy – "RenovaBio" (implemented by Law No. 13,576/2017, with additional regulations established by Decree No. 9,888/2019 and Ordinance No. 419 of November 20, 2019 issued by the Brazilian Ministry of Mines and Energy) to set decarbonization targets for its sector.